Stock-Based Compensation - CEC Assumptions Used to Estimate Option Values (Details) - Parent [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	0.00%	42.00%	52.10%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term	0 years	5 years 8 months	5 years 6 months
Risk-free interest rate	0.00%	1.60%	1.70%